Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests (Details Textual) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended							12 Months Ended
	Aug. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Aug. 29, 2013	Aug. 31, 2013 Berry Hill Property [Member]	Oct. 31, 2012 Berry Hill Property [Member]	Dec. 31, 2012 Berry Hill Property [Member]	Dec. 31, 2013 Berry Hill Property [Member]	Aug. 13, 2013 Berry Hill Property [Member]	Oct. 18, 2012 Berry Hill Property [Member]	Aug. 31, 2013 SOIF III [Member]	Aug. 29, 2013 SOIF III [Member]	Dec. 31, 2013 Hillsboro Managing JV Entity [Member]	Jun. 30, 2012 BR Meadowmont Managing JV Entity [Member]	Dec. 31, 2012 Spring House [Member]	Jun. 30, 2012 Spring House [Member]	Dec. 31, 2012 Spring House [Member] Minimum [Member]	Jun. 30, 2012 Creekside [Member]	Dec. 31, 2012 Creekside [Member] Maximum [Member]	Dec. 31, 2012 Creekside [Member] Minimum [Member]	Dec. 31, 2012 Mda Apartments [Member]	Dec. 31, 2012 Enders [Member]
Real Estate Assets Held for Development and Sale [Line Items]
Sale of joint venture ownership percentage								25.10%	10.27%			28.36%
Equity Method Investment, Ownership Percentage				28.36%			58.575%		53.46%	5.158%					51.00%	1.00%	50.00%	2.00%	35.33%	33.33%	35.31%	48.40%
Sale of joint venture equity interest for affiliate			$ 8,300,000	$ 5,524,412					$ 2,000,040			$ 5,524,412	$ 2,439,204	$ 3,113,581
Disposition Fees	191,886				69,470						191,886		82,500	136,216
Proceeds from Divestiture of Interest in Joint Venture													1,686,877
Sale Of Joint Venture Equity Interest For Un Affiliate													44,000,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest			3,699,267		971,699						2,727,568			2,014,533
Payments to Acquire Interest in Joint Venture		202,532				369,034	3,788,725														6,098,306	4,716,846
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain		$ 3,450,460																			$ 7,297,942